Loss Before Tax	12 Months Ended
Dec. 31, 2023
Material income and expense [abstract]
Loss Before Tax	5. Loss before tax Loss before tax is stated after charging:

	2023	2022	2021
	(in thousands)
	£	£	£
Administrative expenses:
Amortization	208	239	535
Depreciation	367	473	407